Major Reseller Customers - Schedule of Revenue by Major Customers by Reporting Segments (Detail) - Customer Concentration Risk [Member] - Net Sales [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	19.30%	21.50%	20.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	4.10%	5.40%	5.70%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	3.50%	4.50%	5.60%